As filed with the Securities and Exchange Commission on January 28, 2000.

                                                                      File Nos.
                                                                       33-44132
                                                                       811-6481

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

      Post Effective Amendment No.   14                        (x)

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.   16                                       (x)

                      FRANKLIN MUNICIPAL SECURITIES TRUST
              (Exact Name of Registrant as Specified in Charter)

                777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (650) 312-2000

        MURRAY L. SIMPSON, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

   [ ] immediately upon filing pursuant to paragraph (b)
   [x] on February 1, 2000 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1)
   [ ] 75 days after filing pursuant to paragraph (a)(2)
   [ ] on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


"The Registrant's prospectus dated October 1, 1999, and Statement of Additional Information dated October 1, 1999, as amended January 1, 2000, as filed with the Securities and Exchange Commission under Form Type 497 on October 4, 1999 and December 21, 1999, respectively (File Nos. 33-44132 and 811-6481), are hereby incorporated by reference."


o MUN P-4

                       SUPPLEMENT DATED FEBRUARY 1, 2000
                             TO THE PROSPECTUS OF

                      FRANKLIN MUNICIPAL SECURITIES TRUST
                             DATED OCTOBER 1, 1999

The prospectus is amended as follows:

I. As of February 1, 2000, the Franklin California High Yield Municipal Fund offers three classes of shares: Class A, Class B and Class C.

II. The section "Performance" for the California High Yield Fund, found on page 8, is replaced with the following:

[Insert graphic of bull and bear] PERFORMANCE
------------------------------------------------------------------------------

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 6 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS 1

 Best
 Quarter:
 Q1 '95
 8.28%

 Worst
 Quarter:
 Q1 '94
 -4.86%

 [Insert bar graph]

  94      95    96      97     98     99
-6.07%  18.96% 6.17%  11.71% 7.35%  -6.68%

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                                                               SINCE
                                                                             INCEPTION
                                                            1 YEAR   5 YEARS  (5/3/93)
Franklin California High Yield Municipal Fund - Class A2    -10.65%    6.23%    4.70%
Lehman Brothers Municipal Bond Index 3                      -2.06%     6.91%    5.40%


                                                                      SINCE
                                                                    INCEPTION
                                                            1 YEAR  (5/1/96)
Franklin California High Yield Municipal Fund - Class C2     -8.91%   4.39%
Lehman Brothers Municipal Bond Index3                        -2.06%   5.27%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

III. The section "Fees and Expenses" for the California High Yield Fund, found on page 9, is replaced with the following:

 This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A  CLASS B 1 CLASS C
------------------------------------------------------------------------------
 Maximum sales charge (load) as a
percentage of offering price              4.25%     4.00%    1.99%
  Load imposed on purchases               4.25%     None     1.00%
  Maximum deferred sales charge (load)    None 2    4.00% 3  0.99% 4
 Exchange fee                             None      None     None

 Please see "Choosing a Share Class" on page 25 for an explanation of how and when these sales charges apply.

 ANNUAL FUND OPERATING EXPENSES (expenses deducted from fund assets)

                                         CLASS A CLASS B 1 CLASS C
------------------------------------------------------------------------------
 Management fees 5                          0.53%   0.53%   0.53%
 Distribution and service (12b-1) fees      0.10%   0.65%   0.65%
 Other expenses                             0.08%   0.08%   0.08%
                                            ---------------------
 Total annual fund operating expenses 5     0.71%   1.26%   1.26%
                                            =====================

 1. The fund began offering Class B shares on February 1, 2000. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended May 31, 1999. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
 2. Except for investments of $1 million or more (see page 25).
 3. Declines to zero after six years.
 4. This is equivalent to a charge of 1% based on net asset value.
 5. For the fiscal year ended May 31, 1999, the manager had agreed in advance to limit its management fees. With this reduction, management fees were 0.26% and total annual fund operating expenses were 0.44% for Class A and 0.99% for Class C, and would have been 0.99% for Class B. The manager may end this arrangement at any time upon notice to the fund's Board of Trustees.

 EXAMPLE

 This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

 o You invest $10,000 for the periods shown;
 o Your investment has a 5% return each year; and
 o The fund's operating expenses remain the same.

 Although  your  actual  costs  may  be  higher  or  lower,   based  on  these
 assumptions your costs would be:

                                  1 YEAR  3 YEARS  5 YEARS 10 YEARS
------------------------------------------------------------------------------
 If you sell your shares at the end of the period:

 CLASS A                            $494 1  $642     $803   $1,270
 CLASS B                            $528    $700     $892   $1,371 2
 CLASS C                            $325    $496     $785   $1,607
 If you do not sell your shares:
 CLASS B                            $128    $400     $692   $1,371 2
 CLASS C                            $227    $496     $785   $1,607

 1. Assumes a contingent deferred sales charge (CDSC) will not apply.
 2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

IV. The management team for the California High Yield Fund on page 11 is replaced with the following:

 The team responsible for the fund's management is:

 SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

 Ms. Amoroso has been an analyst or portfolio manager of the fund since its inception. She is the co-Director of Franklin's Municipal Bond Department. She joined the Franklin Templeton Group in 1986.

 BERNARD SCHROER, SENIOR VICE PRESIDENT OF ADVISERS

 Mr. Schroer has been an analyst or portfolio manager of the fund since its inception. He joined the Franklin Templeton Group in 1987.

 JOHN WILEY, VICE PRESIDENT OF ADVISERS

 Mr. Wiley has been an analyst or portfolio manager of the fund since its inception. He joined the Franklin Templeton Group in 1989.

V. The section "Performance" for the Tennessee Fund, found on page 19, is replaced with the following:

[Insert graphic of bull and bear] PERFORMANCE
------------------------------------------------------------------------------

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 5 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS 1

-------------------------------------------------------------------------------
 Best
 Quarter:
 Q1 '95
 7.98%

 Worst
 Quarter:
 Q1 '97
 -4.48%

 [Insert bar graph]

  95     96     97     98      99
18.38%  9.57%  5.88%  6.62%  -6.40%


AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1999

                                                                 SINCE
                                                               INCEPTION
                                            1 YEAR    5 YEARS  (5/10/94)
Franklin Tennessee Municipal Bond Fund 2   -10.41%     5.59%     4.72%
Lehman Brothers Municipal Bond Index 3      -2.06%     6.91%     5.96%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

VI. The management team for the Tennessee Fund on page 21 is replaced with the following:

 The team responsible for the fund's management is:

 SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

 Ms. Amoroso has been an analyst or portfolio manager of the fund since its inception. She is the co-Director of Franklin's Municipal Bond Department. She joined the Franklin Templeton Group in 1986.

 JOHN POMEROY, VICE PRESIDENT OF ADVISERS

 Mr. Pomeroy has been an analyst or portfolio manager of the fund since its inception. He joined the Franklin Templeton Group in 1986.

 FRANCISCO RIVERA, PORTFOLIO MANAGER OF ADVISERS

 Mr. Rivera has been an analyst or portfolio manager of the fund since 1996. He joined the Franklin Templeton Group in 1994.

 JOHN WILEY, VICE PRESIDENT OF ADVISERS

 Mr. Wiley has been an analyst or portfolio manager of the fund since its inception. He joined the Franklin Templeton Group in 1989.

VII. In the section "Choosing A Share Class", which begins on page 25, the following changes are made:

 (a) The first chart on page 25 is replaced with the following:

                             CLASS B (CALIFORNIA        CLASS C (CALIFORNIA
CLASS A                      HIGH YIELD FUND ONLY)      HIGH YIELD FUND ONLY)

o Initial sales              o No initial               o Initial sales
  charge of 4.25% or           sales charge               charge of 1%
  less

o Deferred sales             o Deferred sales           o Deferred sales
  charge of 1% on              charge of 4% on            charge of 1% on
  purchases of $1              shares you sell            shares you sell
  million or more sold         within the first           within 18 months
  within 12 months             year, declining
                               to 1% within six
                               years and
                               eliminated after
                               that

o Lower annual expenses      o Higher annual            o Higher annual
  than Class B or C due        expenses than              expenses than Class A
  to lower distribution        Class A (same as           (same as Class B) due
  fees                         Class C) due to            to higher distribution
                               higher                     fees. No conversion to
                               distribution               Class A shares, so
                               fees. Automatic            annual expenses do not
                               conversion to              decrease.
                               Class A shares
                               after eight
                               years, reducing
                               future annual
                               expenses.

  THE CALIFORNIA HIGH YIELD FUND BEGAN OFFERING CLASS B SHARES ON FEBRUARY 1,
                                     2000.

 (b) The following is added before the discussion of Class C sales charges on page 26:

  SALES CHARGES - CLASS B

  IF YOU SELL YOUR SHARES                       THIS % IS DEDUCTED FROM
  WITHIN THIS MANY YEARS AFTER BUYING THEM      YOUR PROCEEDS AS A CDSC

  1 Year                                        4
  2 Years                                       4
  3 Years                                       3
  4 Years                                       3
  5 Years                                       2
  6 Years                                       1
  7 Years                                       0

  With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see below). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

  MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We invest any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

  DISTRIBUTION AND SERVICE (12B-1) FEES CLASS B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (c) The section "Contingent Deferred Sales Charge (CDSC) - Class A & C" on page 26 is renamed "Contingent Deferred Sales Charge (CDSC) - Class A, B & C."

 (d) The section "Sales Charge Waivers" on page 28 is replaced with the following:

  SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals and institutions or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

VIII. The following sentence is added after the minimum investments table on page 29:

 Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.

IX. The footnote in the section "Distribution Options" on page 31 is replaced with the following:

 *Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

X. The following is added after the second paragraph in the section "Exchange Privilege" on page 32:

 If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

XI. The second paragraph of the "By Mail" section in the Selling Shares chart on page 34 is replaced with the following:

 Specify the fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

XII. The section "Statements and Reports" on page 35 is replaced with the following:

 STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement).
 You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

 If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

XIII. The section "Dealer Compensation" on page 37 is replaced with the following:

 DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                           CLASS A  CLASS B  CLASS C
------------------------------------------------------------------------------
 Commission (%)                                --     3.00      2.00
 Investment under $100,000                   4.00       --        --
 $100,000 but under $250,000                 3.25       --        --
 $250,000 but under $500,000                 2.25       --        --
 $500,000 but under $1 million               1.85       --        --
 $1 million or more                    up to 0.75 1     --        --
 12b-1 fee to dealer                         0.10     0.15 2    0.65 3

 A dealer commission of up to 1% may be paid on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

 1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
 2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
 3. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.


               Please keep this supplement for future reference.



o MUN SA-1

                       SUPPLEMENT DATED FEBRUARY 1, 2000
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                      FRANKLIN MUNICIPAL SECURITIES TRUST
               DATED OCTOBER 1, 1999, AS AMENDED JANUARY 1, 2000

The Statement of Additional Information is amended as follows:

I. As of February 1, 2000, the Franklin California High Yield Municipal Fund offers three classes of shares: Class A, Class B and Class C.

II. The second paragraph in the section "Organization, Voting Rights and Principal Holders" is replaced with the following:

 The California High Yield Fund currently offers three classes of shares, Class A, Class B and Class C. The fund began offering Class B shares on February 1, 2000. The full title of each class is:

o     Franklin California High Yield Municipal Fund - Class A
o     Franklin California High Yield Municipal Fund - Class B
o     Franklin California High Yield Municipal Fund - Class C

III. The following is added to the section "Organization, Voting Rights and Principal Holders":

 As of January 3, 2000, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each fund and class.

IV. The first sentence of the section "Initial sales charges" on page 15 is revised to read:

 The maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B.

V. The last sentence of the first waiver category in the section "Waivers for investments from certain payments" on page 16 is revised to read:

 This waiver category also applies to Class B and C shares.

VI.  The  following  is  added  after  the  first   paragraph  in  the  section
"Contingent deferred sales charge (CDSC)" on page 18:

 For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

 IF YOU SELL YOUR CLASS B SHARES WITHIN   THIS % IS DEDUCTED FROM YOUR PROCEEDS
 THIS MANY YEARS AFTER BUYING THEM        AS A CDSC

 1 Year                                   4
 2 Years                                  4
 3 Years                                  3
 4 Years                                  3
 5 Years                                  2
 6 Years                                  1
 7 Years                                  0

VII. The section "The Class C plan," found under "Distribution and service (12b-1) fees" on page 21, is replaced with the following:

 THE CLASS B AND C PLANS. Under the Class B and C plans of the California High Yield Fund, the fund pays Distributors up to 0.50% per year of the class's average daily net assets, payable monthly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The fund also may pay a servicing fee of up to 0.15% per year of the class's average daily net assets, payable monthly. This fee may be used to pay securities dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

 The expenses relating to each of the Class B and C plans also are used to pay Distributors for advancing the commission costs to securities dealers with respect to the initial sale of Class B and C shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to securities dealers.

VIII. The section "The Class A and C plans," found under "Distribution and service (12b-1) fees" on page 21, is renamed "The Class A, B and C plans."

               Please keep this supplement for future reference.




                      FRANKLIN MUNICIPAL SECURITIES TRUST
                             FILE NOS. 33-44132 &
                                   811-6481

                                   FORM N-1A

                                    PART C
                               OTHER INFORMATION

ITEM 23.   EXHIBITS

     The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

           (i)  Agreement and Declaration of Trust dated December 10, 1991
                Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 31, 1995

           (ii) Certificate of Trust dated December 10, 1991 Filing:
                Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 31, 1995

           (iii)Certificate of Amendment to Certificate of Trust dated May 14, 1992
                Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 31, 1995

      (b)  By-Laws

           (i)  By-Laws
                Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 31, 1995

           (ii) Amendment to By-Laws dated April 19, 1994
                Filing: Post-Effective Amendment No. 8 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: February 28, 1996

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

           (i) Management Agreement between Registrant and Franklin Advisers, Inc. dated February 26, 1992
                Filing: Post-Effective Amendment No. 7 to
                Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 31, 1995

           (ii) Amendment to Management Agreement between Registrant and Franklin Advisers, Inc. dated August 1, 1995
                Filing: Post-Effective Amendment No. 8 to
                Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: February 28, 1996

      (e)  Underwriting Contracts

           (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
                Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 31, 1995

           (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers
                Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 23, 1999

           (iii)Amendment of Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 12, 1999
                Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 23, 1999

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 23, 1999

           (ii) Terminal Link Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 23, 1999

           (iii)Amendment, dated May 7, 1997, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 22, 1998

           (iv) Amendment, dated February 27, 1998, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 22, 1998

           (v) Amendment dated September 16, 1999 to Exhibit A of the Master Custody Agreement

      (h)  Other Material Contracts

           (i) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated December 1, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.
                Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 23, 1999

      (i)  Legal Opinion

           (i)  Opinion and Consent of Counsel dated July 14, 1998
                Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 22, 1998

      (j)  Other Opinions

           (i)  Consent of Independent Auditors

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           (i)  Letters of Understanding dated February 11, 1992 and March 6,
                1992
                Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: July 31, 1995

      (m)  Rule 12b-1 Plan

           (i) Amended and Restated Distribution Plan between Registrant, on behalf of Franklin California High Yield Municipal Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1993
                Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: April 30, 1993

           (ii) Distribution Plan between Registrant, on behalf of Franklin Tennessee Municipal Bond Fund, and Franklin/Templeton Distributors, Inc. dated May 10, 1994
                Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: March 11, 1994

           (iii)Class II Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin California High Yield Municipal Fund, and Franklin/Templeton Distributors, Inc. dated March 22, 1996
                Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: September 27, 1996

           (iv) Form of Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin California High Yield Municipal Fund and Franklin/Templeton Distributors, Inc.

      (o)  Rule 18f-3 Plan

           (i) Multiple Class Plan on behalf of Franklin California High Yield Municipal Fund dated March 21, 1996
                Filing: Post-Effective Amendment No. 10 to Registration Statement on Form N-1A
                File No. 33-44132
                Filing Date: September 27, 1996

           (ii) Form of Multiple Class Plan on behalf of Franklin California High Yield Municipal Fund

      (p)  Power of Attorney

           (i)  Power of Attorney

           (ii) Certificate of Secretary

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
           REGISTRANT

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Manager (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of the Investment Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Trust or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA. 94404.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

Not Applicable



                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securuties Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of February, 2000.

                          FRANKLIN MUNICIPAL SECURITIES TRUST
                          (Registrant)

                          By:  Rupert H. Johnson, Jr.
                               Rupert H. Johnson, Jr.
                               President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Rupert H. Johnson, Jr.*             Trustee and Principal
Rupert H. Johnson, Jr.              Executive Officer
                                    Dated: January 27, 2000

Martin L. Flanagan*                 Principal Financial Officer
Martin L. Flanagan                  Dated: January 27, 2000

Kimberley H. Monasterio*            Principal Accounting Officer
Kimberley H. Monasterio             Dated: January 27, 2000

Frank H. Abbott, III*               Trustee
Frank H. Abbott, III                Dated: January 27, 2000

Harris J. Ashton*                   Trustee
Harris J. Ashton                    Dated: January 27, 2000

Harmon E. Burns*                    Trustee
Harmon E. Burns                     Dated: January 27, 2000

S. Joseph Fortunato*                Trustee
S. Joseph Fortunato                 Dated: January 27, 2000

Edith E. Holiday*                   Trustee
Edith E. Holiday                    Dated: January 27, 2000

Charles B. Johnson*                 Trustee
Charles B. Johnson                  Dated: January 27, 2000

Frank W. T. LaHaye*                 Trustee
Frank W. T. LaHaye                  Dated: January 27, 2000

Gordon S. Macklin*                  Trustee
Gordon S. Macklin                   Dated: January 27, 2000

Hayato Tanaka*                      Trustee
Hayato Tanaka                       Dated: January 27, 2000


*By /s/ David P. Goss
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)






                      FRANKLIN MUNICIPAL SECURITIES TRUST
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.       DESCRIPTION                               LOCATION

EX-99.a(i)        Agreement and Declaration of Trust         *
                  dated December 10, 1991

EX-99.a(ii)       Certificate of Trust dated                 *
                  December 10, 1991

EX-99.a(iii)      Certificate of Amendment to                *
                  Certificate of Trust dated May
                  14, 1992

EX-99.b(i)        By-Laws                                    *

EX-99.b(ii)       Amendment to the By-Laws dated             *
                  April 19, 1994

EX-99.d(i)        Management Agreement between               *
                  Registrant and Franklin Advisers,
                  Inc. dated February 26, 1996

EX-99.d(ii)       Amendment to Management Agreement          *
                  between Registrant and Franklin
                  Advisers, Inc. dated August 1, 1995

EX-99.e(i)        Amended and Restated Distribution          *
                  Agreement between Registrant and
                  Franklin/Templeton Distributors,
                  Inc. dated April 23, 1995

EX-99.e(ii)       Forms of Dealer Agreements between         *
                  Franklin/Templeton Distributors,
                  Inc. and Securities Dealers

EX-99.e(iii)      Amendment of Amended and Restated          *
                  Distribution Agreement between
                  Registrant and Franklin/Templeton
                  Distributors, Inc. dated
                  January 12, 1999

EX-99.g(i)        Master Custody Agreement between           *
                  Registrant and Bank of New York
                  dated February 16, 1996

EX-99.g(ii)       Terminal Link Agreement between            *
                  Registrant and Bank of New York
                  dated February 16, 1996

EX-99.g(iii)      Amendment, dated May 7, 1997, to           *
                  the Master Custody Agreement between
                  Registrant and Bank of New York
                  dated February 16, 1996

EX-99.g(iv)       Amendment, dated February 27, 1998,        *
                  to Exhibit A of the Master Custody
                  Agreement between Registrant and
                  Bank of New York dated February 16,
                  1996

EX-99.g(v)        Amendment dated September 16, 1999 to      Attached
                  Exhibit A of the Master Custody
                  Agreement

EX-99.h(i)        Subcontract for Fund Administrative        *
                  Services dated October 1, 1996 and
                  Amendment thereto dated December 1,
                  1998 between Franklin Advisers, Inc.
                  and Franklin Templeton Services,
                  Inc.

EX-99.i(i)        Opinion and Consent of Counsel             *
                  dated July 14, 1998

EX-99.j(i)        Consent of Independent Auditors            Attached

EX-99.l(i)        Letters of Understanding dated             *
                  February 11, 1992 and March 6, 1992

EX-99.m(i)        Amended and Restated Distribution          *
                  Plan between Registrant, on behalf
                  of Franklin California High Yield
                  Municipal Fund, and
                  Franklin/Templeton Distributors,
                  Inc. dated July 1, 1993

EX-99.m(ii)       Distribution Plan between Registrant,      *
                  on behalf of Franklin Tennessee
                  Municipal Bond Fund, and
                  Franklin/Templeton Distributors,
                  Inc. dated May 10, 1994

EX-99.m(iii)      Class II Distribution Plan pursuant        *
                  to Rule 12b-1 between Registrant, on
                  behalf of Franklin California High
                  Yield Municipal Fund, and
                  Franklin/Templeton Distributors, Inc.
                  dated March 22, 1996

EX-99.m(iv)       Form of Class B Distribution Plan          Attached
                  pursuant to Rule 12b-1 between
                  Registrant, on behalf of Franklin
                  California High Yield Municipal Fund
                  and Franklin/Templeton Distributors,
                  Inc.

EX-99.o(i)        Multiple Class Plan on behalf of           *
                  Franklin California High Yield
                  Municipal Fund dated March 21, 1996

EX-99.o(ii)       Form of Multiple Class Plan on behalf      Attached
                  of Franklin California High Yield
                  Municipal Fund

EX-99.p(i)        Power of Attorney                          Attached

EX-99.p(ii)       Certificate of Secretary                   Attached

* Incorporated by reference